Shareholders' equity - Dividends (Details) - EUR (€) € / shares in Units, € in Thousands				12 Months Ended
	May 21, 2019	May 23, 2018	May 16, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends
Total dividends paid	€ 354,636	€ 324,838	€ 293,973	€ 354,636	€ 324,838	€ 293,973
Dividends paid per share	€ 1.17	€ 1.06	€ 0.96